Equity and Partners' Capital - Limited Partner and General Partner Units (details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Capital Unit [Line Items]
Balance	91,980,612	79,156,402
Long-Term Incentive Plan Awards	12,827	14,927
Balance	106,796,483	91,980,612
March 2011 Equity Offering [Member]
Capital Unit [Line Items]
Equity offering		3,931,442
Bison [Member]
Capital Unit [Line Items]
Acquisition		3,010,494
September 2011 Equity Offering [Member]
Capital Unit [Line Items]
Equity offering		5,867,347
Mountain Gas Resources [Member]
Capital Unit [Line Items]
Acquisition	645,697
June 2012 Equity Offering [Member]
Capital Unit [Line Items]
Equity offering	5,102,041
Chipeta Processing LLC
Capital Unit [Line Items]
Acquisition	154,321
WGP
Capital Unit [Line Items]
WGP unit purchase agreement	8,900,985
Common [Member]
Capital Unit [Line Items]
Balance	90,140,999	51,036,968
Long-Term Incentive Plan Awards	12,570	14,628
Conversion of subordinated units		26,536,306
Balance	104,660,553	90,140,999
Common [Member] | March 2011 Equity Offering [Member]
Capital Unit [Line Items]
Equity offering		3,852,813
Common [Member] | Bison [Member]
Capital Unit [Line Items]
Acquisition		2,950,284
Common [Member] | September 2011 Equity Offering [Member]
Capital Unit [Line Items]
Equity offering		5,750,000
Common [Member] | Mountain Gas Resources [Member]
Capital Unit [Line Items]
Acquisition	632,783
Common [Member] | June 2012 Equity Offering [Member]
Capital Unit [Line Items]
Equity offering	5,000,000
Common [Member] | Chipeta Processing LLC
Capital Unit [Line Items]
Acquisition	151,235
Common [Member] | WGP
Capital Unit [Line Items]
WGP unit purchase agreement	8,722,966
General Partner Member
Capital Unit [Line Items]
Balance	1,839,613	1,583,128
Long-Term Incentive Plan Awards	257	299
Balance	2,135,930	1,839,613
General Partner Member | March 2011 Equity Offering [Member]
Capital Unit [Line Items]
Equity offering		78,629
General Partner Member | Bison [Member]
Capital Unit [Line Items]
Acquisition		60,210
General Partner Member | September 2011 Equity Offering [Member]
Capital Unit [Line Items]
Equity offering		117,347
General Partner Member | Mountain Gas Resources [Member]
Capital Unit [Line Items]
Acquisition	12,914
General Partner Member | June 2012 Equity Offering [Member]
Capital Unit [Line Items]
Equity offering	102,041
General Partner Member | Chipeta Processing LLC
Capital Unit [Line Items]
Acquisition	3,086
General Partner Member | WGP
Capital Unit [Line Items]
WGP unit purchase agreement	178,019
Subordinated [Member]
Capital Unit [Line Items]
Balance		26,536,306
Conversion of subordinated units		(26,536,306)